Borrowings and other financial liabilities - Summary of borrowings and other financial liabilities (Detail) - USD ($) $ in Millions	Dec. 31, 2018	Dec. 31, 2017
Disclosure of borrowings and other financial liabilities [Line Items]
Borrowings and other financial liabilities	$ 12,847	$ 15,148
Total non-current borrowings including overdrafts (as above)	12,440	14,624
Total other current financial liabilities	1,073	904
Total current borrowings including overdrafts (as above)	312	552
Total current borrowings and other financial liabilities	1,073	904
Total borrowings including overdrafts (as above)	12,752	15,176
Total borrowings and other financial liabilities	13,920	16,052
Derivative financial instruments [member]
Disclosure of borrowings and other financial liabilities [Line Items]
Borrowings and other financial liabilities	407	481
Total other current financial liabilities	95	50
Total other financial liabilities	502	531
Other financial liability [Member]
Disclosure of borrowings and other financial liabilities [Line Items]
Borrowings and other financial liabilities		43
Total other current financial liabilities	666	302
Total other financial liabilities	666	345
Total Other financial liabilities [member]
Disclosure of borrowings and other financial liabilities [Line Items]
Borrowings and other financial liabilities	407	524
Total other current financial liabilities	761	352
Total other financial liabilities	$ 1,168	$ 876